Restructuring	12 Months Ended
Dec. 31, 2024
Restructuring [Abstract]
Restructuring
12. Workforce Reduction
In order to improve operational efficiencies, reduce operating expenses and streamline its overall organizational structure, the Company implemented two organizational restructuring plans to reduce its workforce in the fourth quarter of 2023 and May 2024 and incurred restructuring charges of $2.5 million in fiscal year 2023 and $2.7 million through the first half of fiscal year 2024 for employee severance and other termination benefits.
In connection with steps the Company is taking to help optimize its commercial organization, and to help improve operational efficiencies and reduce operating expenses to align with anticipated revenue growth, in the third quarter of 2024, the Company completed an additional restructuring plan primarily impacting its commercial organization. The Company incurred restructuring charges of $1.4 million in the third quarter of 2024 for employee severance and other termination benefits associated with this restructuring.
In January 2025, the Company implemented another restructuring plan and, as a result, estimated and recognized restructuring charges of $1.5 million as of December 31, 2024 for employee severance and other termination benefits. Restructuring accruals are based upon management estimates at the time and are subject to change depending upon changes in facts and circumstances subsequent to the date the original liability was recorded.
The following table sets forth severance and related benefits charges included in the statements of operations (in thousands):

	Years Ended December 31,
	2024	2023
Cost of revenue	$579	$129
Research and development	2,107	739
Sales and marketing	2,149	1,294
General and administrative	720	370

Total	$5,555	$2,532

For the year ended December 31, 2024, changes in liabilities resulting from the restructuring accruals, which were recorded in accrued compensation and related benefits on the balance sheet, were as follows (in thousands):

Balance as of December 31, 2023	$854
Charges	5,555
Payments and other adjustments	(4,908)

Balance as of December 31, 2024	$1,501